Income Tax (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
Schedule of Components of the Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the years ended March 31,
	2025	2024	2023

Current	$1,362,520	$723,160	$873,308
Deferred	(233,848)	(669,869)	(253,166)
Provision for income taxes	$1,128,672	$53,291	$620,142

Schedule of (Loss) Income Before Income Tax by Jurisdiction

(Loss) Income before income tax by jurisdiction are as following:

	For the years ended March 31,
	2025	2024	2023

Singapore	$3,681,089	$(325,917)	$1,642,666
Hong Kong	1,424,781	258,954	1,150,297
Malaysia and others	1,072,223	(1,840,701)	(32,151)
Total income (loss) before income tax	$6,178,093	$(1,907,665)	$2,760,812

Schedule of Reconciles Singapore Statutory Rates

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2025	2024	2023

Singapore statutory income tax rate	17.0%	17.0%	17.0%
Change of fair value of contingent consideration	1.5%	(2.5)%	5.7%
Tax rate difference outside Singapore (1)	(4.2)%	(14.0)%	2.4%
Preferential tax exemption effect	(0.2)%	1.0%	(3.3)%
Change in valuation allowance	3.2%	(0.1)%	(0.1)%
Others (2)	1.0%	(4.2)%	0.8%
Effective tax rate	18.3%	(2.8)%	22.5%

(1)	It is due to tax rate difference of the entities incorporated in Hong Kong, Malaysia, PRC, England, Brazil, British Virgin Island, and Cayman Island.

(2)	Others mainly consisted of gain or loss from foreign exchange transaction which is non-deductible under local tax laws.

Schedule of Movements of the Valuation Allowance

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	March 31, 2025	March 31, 2024

Deferred Tax Assets
Net operating loss carryforwards	$838,875	$409,891
Allowance for credit loss	65,177	99,714
Lease liabilities	448,276	315,935
Inventory write-off	41,307	180,329
Less: valuation allowance	(199,508)	(7,916)
Deferred tax assets, net	$1,194,127	$997,953

Deferred tax liabilities:
Right of use assets	$468,476	$325,463
Amortization of intangible assets	374,591	557,030
Deferred tax liabilities	$843,067	$882,493
Deferred tax assets, net	$351,060	$115,460

Schedule of Movements of the Valuation Allowance

The movements of the valuation allowance are as follows:

March 31, 2025

Balance as of March 31, 2023	$5,874
Allowance made during the year	7,916
Decrease due to dissolution	(5,874)
Balance as of March 31, 2024	$7,916
Allowance made during the year	$195,252
Foreign exchange difference	(3,660)
Balance as of March 31, 2025	$199,508

Schedule of Movements of the Valuation Allowance

Movement in deferred tax assets (liabilities) are as following:

Balance at March 31, 2023	$(514,675)
Recognized in profit or loss	669,869
Recognized in goodwill	(36,973)
Foreign exchange differences reserve	(2,761)
Balance at March 31, 2024	115,460
Recognized in profit or loss	233,848
Foreign exchange differences reserve	1,752
Balance at March 31, 2025	$351,060

Schedule of Taxes Payable	Taxes payable consist of the following:
	March 31, 2025	March 31, 2024

GST taxes payable	$21,707	$64,166
Income taxes payable	1,395,466	952,977
Totals	$1,417,173	$1,017,143